LS Opportunity Fund
Schedule of Investments
February 28, 2023 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 84.83% Shares Fair Value
Communication Services — 1.15%
Alphabet, Inc., Class A
(a)
9,225 $ 830,803
Alphabet, Inc., Class C
(a)
9,450 853,335
1,684,138
Consumer Discretionary — 5.03%
Darden Restaurants, Inc.
(b)
12,200 1,744,478
eBay, Inc.
(b)
26,425 1,212,907
Expedia Group, Inc.
(a)
10,477 1,141,679
Home Depot, Inc. (The)
(b)
6,925 2,053,540
Texas Roadhouse, Inc. 12,000 1,218,480
7,371,084
Consumer Staples — 4.89%
Church & Dwight Co., Inc.
(b)
27,450 2,299,761
Colgate-Palmolive Co. 9,850 722,005
Mondelez International, Inc., Class A
(b)
32,700 2,131,386
Procter & Gamble Co. (The) 14,710 2,023,508
7,176,660
Energy — 6.33%
Hess Corp. 11,500 1,549,050
Pioneer Natural Resources Co.
(b)
17,112 3,429,416
Schlumberger Ltd.
(b)
80,875 4,303,359
9,281,825
Financials — 40.08%
Arthur J. Gallagher & Co.
(b)
19,416 3,637,588
Berkshire Hathaway, Inc., Class B
(a) (b)
22,215 6,779,574
Brown & Brown, Inc.
(b)
53,982 3,026,771
Cboe Global Markets, Inc.
(b)
15,425 1,946,172
Citigroup, Inc.
(b)
18,675 946,636
Comerica, Inc.
(b)
37,050 2,597,205
Federated Hermes, Inc., Class B
(b)
78,441 3,086,653
Fidelity National Information Services, Inc.
(b)
25,062 1,588,179
Globe Life, Inc.
(b)
37,505 4,563,983
KeyCorp
(b)
113,600 2,077,744
Markel Corp.
(a)
1,380 1,835,207
PayPal Holdings, Inc.
(a) (b)
12,475 918,160
Pinnacle Financial Partners, Inc. 21,975 1,628,128
PJT Partners, Inc., Class A
(b)
17,250 1,360,680
PNC Financial Services Group, Inc. (The)
(b)
11,110 1,754,491
Primerica, Inc.
(b)
12,550 2,408,847
Progressive Corp. (The)
(b)
29,980 4,302,730
SouthState Corp. 24,025 1,938,337
State Street Corp.
(b)
30,950 2,744,646
Synovus Financial Corp.
(b)
41,615 1,739,923
U.S. Bancorp
(b)
63,400 3,026,082
Voya Financial, Inc.
(b)
43,737 3,257,969
W.R. Berkley Corp.
(b)
23,920 1,583,265
58,748,970

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 84.83%
- continued Shares Fair Value
Health Care — 7.79%
Abbott Laboratories
(b)
8,750 $ 890,050
Cigna Corp.
(b)
8,268 2,415,083
DENTSPLY SIRONA, Inc. 19,750 751,882
Johnson & Johnson
(b)
11,894 1,822,874
Merck & Co., Inc.
(b)
32,174 3,418,166
Pfizer, Inc.
(b)
52,175 2,116,740
11,414,795
Industrials — 11.05%
Carrier Global Corp.
(b)
52,735 2,374,657
Eaton Corp. PLC
(b)
17,400 3,043,782
General Dynamics Corp.
(b)
7,615 1,735,535
Leidos Holdings, Inc.
(b)
26,368 2,559,542
Otis Worldwide Corp.
(b)
21,930 1,855,717
Paychex, Inc.
(b)
11,100 1,225,440
Raytheon Technologies Corp.
(b)
15,510 1,521,376
Sensata Technologies Holding PLC
(b)
37,025 1,872,724
16,188,773
Information Technology — 4.23%
Littelfuse, Inc.
(b)
5,230 1,353,158
Microsoft Corp.
(b)
6,190 1,543,910
Oracle Corp.
(b)
24,725 2,160,965
Zebra Technologies Corp., Class A
(a)
3,800 1,140,950
6,198,983
Materials — 2.86%
Axalta Coating Systems Ltd.
(a)
29,400 876,120
Newmont Goldcorp Corp. 14,245 621,224
PPG Industries, Inc.
(b)
20,379 2,691,251
4,188,595
Real Estate — 1.42%
Howard Hughes Corp. (The)
(a) (b)
25,095 2,085,896
Total Common Stocks - Long - Domestic (Cost $108,168,348) 124,339,719
COMMON STOCKS - LONG - INTERNATIONAL
— 11.43%
Consumer Staples — 1.02%
Nestle S.A. 13,200 1,486,771
Financials — 6.31%
Everest Re Group Ltd.
(b)
6,830 2,622,515
Fairfax Financial Holdings Ltd. 4,276 2,989,266
First BanCorp. 117,100 1,699,121
RenaissanceRe Holdings Ltd.
(b)
9,005 1,935,174
9,246,076
Health Care — 1.86%
Medtronic PLC
(b)
32,900 2,724,120

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS - LONG - INTERNATIONAL —
11.43% - continued Shares Fair Value
Industrials — 1.72%
Pentair PLC
(b)
45,225 $ 2,529,886
Materials — 0.52%
Agnico Eagle Mines Ltd.
(b)
16,632 765,571
Total Common Stocks - Long - International
(Cost $14,643,764) 16,752,424
EXCHANGE-TRADED FUNDS — 0.80%
Aberdeen Standard Physical Platinum Shares ETF
(a) (b)
13,235 1,166,930
Total Exchange-Traded Funds (Cost $1,284,105) 1,166,930
MONEY MARKET FUNDS - 1.81%
Invesco Treasury Portfolio, Institutional Class, 4.50%
(c)
2,656,938 2,656,938
Total Money Market Funds (Cost $2,656,938) 2,656,938
Total Investments — 98.87%
    (Cost $126,753,155) 144,916,011
Other Assets in Excess of Liabilities — 1.13% 1,649,056
NET ASSETS — 100.00% $ 146,565,067
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2023 was $76,531,414.
(c) Rate disclosed is the seven day effective yield as of February 28, 2023.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
February 28, 2023 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (25.16)% Shares Fair Value
Consumer Discretionary - (2.30)%
McDonald's Corp. (5,000) $ (1,319,550)
Service Corp. International (30,300) (2,046,159)
(3,365,709)
Consumer Staples - (6.29)%
Dollar Tree, Inc.
(a)
(14,775) (2,146,512)
Edgewell Personal Care Co. (36,050) (1,539,335)
Hershey Co. (The) (5,975) (1,423,962)
Kellogg Co. (18,625) (1,228,133)
Kimberly-Clark Corp. (23,085) (2,886,779)
(9,224,721)
Financials - (10.37)%
Affiliated Managers Group, Inc. (4,600) (733,286)
Associated Banc-Corp (33,450) (774,367)
Berkshire Hills Bancorp, Inc. (25,650) (745,389)
Byline Bancorp, Inc. (29,900) (737,035)
CNO Financial Group, Inc. (46,550) (1,192,611)
Community Bank System, Inc. (16,625) (1,014,956)
Dime Community Bancshares, Inc. (24,175) (740,722)
Enterprise Financial Services Corp. (15,650) (852,299)
First Hawaiian, Inc. (26,925) (736,399)
Goldman Sachs Group, Inc. (The) (4,750) (1,670,337)
M&T Bank Corp. (4,293) (666,660)
Prudential Financial, Inc. (13,159) (1,315,900)
Travelers Companies, Inc. (The) (11,350) (2,101,112)
Truist Financial Corp. (27,919) (1,310,797)
Washington Trust Bancorp, Inc. (14,700) (617,400)
(15,209,270)
Health Care - (1.48)%
Boston Scientific Corp.
(a)
(22,400) (1,046,528)
CVS Health Corp. (13,475) (1,125,702)
(2,172,230)
Industrials - (2.18)%
Lockheed Martin Corp. (2,460) (1,166,680)
Snap-on, Inc. (8,175) (2,032,959)
(3,199,639)
Information Technology - (2.54)%
Amphenol Corp., Class A (13,950) (1,081,404)
Apple, Inc. (17,925) (2,642,324)
(3,723,728)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $36,713,820) (36,895,297)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.93)%
Financials - (4.93)%
Commonwealth Bank of Australia (30,255) (2,049,224)
Muenchener Rueckversicherungs-Gesellshaft AG (6,050) (2,087,289)
Swiss Re AG (20,250) (2,111,413)
Westpac Banking Corp. (63,700) (965,398)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
February 28, 2023 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.93)%
- continued Shares Fair Value
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $6,905,096) $ (7,213,324)
EXCHANGE-TRADED FUNDS - (2.62)%
Vanguard Energy ETF (32,900) (3,836,140)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $4,100,408) (3,836,140)
TOTAL SECURITIES SOLD SHORT - (32.71)% (Proceeds Received
$47,719,324) $ (47,944,761)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

LS Opportunity Fund
Schedule of Written Options
February 28, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS WRITTEN - (0.27)%
Cboe Global Markets, Inc. (89) $ (1,122,913) $ 140.00 1/19/2024 $ (57,405)
Cigna Corp. (78) (2,278,380) 330.00 1/19/2024 (129,480)
State Stree Corp. (185) (1,640,580) 100.00 1/19/2024 (120,250)
Texas Roadhouse, Inc. (57) (578,778) 105.00 1/19/2024 (58,995)
Texas Roadhouse, Inc. (36) (365,544) 110.00 1/19/2024 (32,760)
Total Call Options Written  (Premiums
Received $570,656) $ (398,890)